Expense Example - American Funds U.S. Small & Mid Cap Equity Fund	Oct. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	861
Expense Example, with Redemption, 5 Years	1,075
Expense Example, with Redemption, 10 Years	1,691
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	445
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	888
Expense Example, with Redemption, 10 Years	1,549
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,785
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	1,590
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,415
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	708
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	829
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,161
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	769
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	841
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	889
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	769
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,126
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,472
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	1,641
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,971
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,971
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	$ 708